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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-3896

FPA Perennial Fund, Inc.
(Exact name of registrant as specified in charter)

	11400 W. Olympic Blvd., Ste. 1200, Los Angeles, CA	90064
	(Address of principal executive offices)	(Zip code)

J. Richard Atwood, Treasurer

FPA Perennial Fund, Inc.

11400 W. Olympic Blvd., Ste. 1200, Los Angeles, CA 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:	310-473-0225

Date of fiscal year end:	12/31

Date of reporting period:	7/1/06 to 6/30/07

Item 1. Proxy Voting Record.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

FPA Perennial Fund, Inc. Proxy Voting

Issuer	Ticker	CUSIP	Mtg Date	Matter	Issr or Shdr Proposal	Voted Y/N	How Voted	For or Against Mgmt
North Fork Bancorporation, Inc.	NFB	659424105	8/22/2006

1. Approve and adopt the agreement and plan of merger, dated as of March 12, 2006 between Capital One Financial Corporation and North Fork Bancorporation, Inc. as it may be amended from time to time, pursuant to which North Fork will merge with and into Capital One.

					Issuer	Y	For	For
				2. Adjourn or postpone the North Fork annual meeting, if necessary, to solicit additional proxies.	Issuer	Y	For	For
				3. Election of Directors	Issuer	Y	For	For
				4. Ratification of the appointment of KPMG LLP as North Fork’s independent auditors for 2006.	Issuer	Y	For	For
Microchip	MCHP	595017104	8/18/2006	1. Election of Directors	Issuer	Y	For	For
Technology Incorporated

2. Approve an amendment to the 2004 equity incentive plan that will remove the 30% limitation on the number of shares that can be granted as restricted stock units so that the company can continue granting restricted stock units instead of stock options as the primary equity compensation incentive.

					Issuer	Y	Against	Against

3. Approve an executive management incentive compensation plan to replace the existing plan as it applies to executive officers in order to enhance the company’s ability to obtain tax deductions for “performance compensation” under 162(M) of the Internal Revenue Code of 1986, as amended.

					Issuer	Y	For	For
				4. Ratify the appointment of Ernst & Young LLP as the independent registered public accounting firm for the company for the fiscal year ending March 31, 2007.	Issuer	Y	For	For
Plantronics, Inc.	PLT	727493108	7/26/2006	1. Election of Directors	Issuer	Y	For	For
				2. Ratify and approve an increase of 1.8 million shares in the common stock issuable under the 2003 stock plan and to be used solely for stock option grant awards.	Issuer	Y	For	For

				3. Ratify and approve an increase of 200,000 shares in the common stock issuable under the 2002 employee stock purchase plan.	Issuer	Y	For	For
				4. Approve the performance bonus plan.	Issuer	Y	For	For
				5. Ratify the appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm of the company for fiscal 2007.	Issuer	Y	For	For
Tidewater Inc.	TDW	886423102	7/20/2006	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of the selection of Deloitte & Touche LLP as independent registered public accounting firm.	Issuer	Y	For	For
				3. Proposal to declassify the board of directors.	Issuer	Y	For	For
				4. Approve the 2006 stock incentive plan.	Issuer	Y	For	For
Briggs &	BGG	109043109	10/18/2006	1. Election of Directors	Issuer	Y	For	For
Stratton Corporation				2. Ratification of PricewaterhouseCoopers LLP as the company’s independent auditor.	Issuer	Y	For	For
				3. Ratification of the rights agreement as amended by the board of directors on August 9, 2006.	Issuer	Y	For	For
ScanSource, Inc.	SCSC	806037107	12/7/2006	1. Election of Directors	Issuer	Y	Withhold	Against
				2. Approval of the Scansource, Inc. amended and restated directors equity compensation plan.	Issuer	Y	For	For
				3. Ratification of the appointment of Ernst & Young LLP as independent auditors for the company for the fiscal year ending June 30, 2007.	Issuer	Y	For	For
Copart, Inc.	CPRT	217204106	12/18/2006	1. Election of Directors	Issuer	Y	For	For
				2. Ratify the selection of Ernst & Young LLP as independent auditors for the company for the current fiscal year ending July 31, 2007.	Issuer	Y	For	For
Oshkosh Truck	OSK	688239201	2/6/2007	1. Election of Directors	Issuer	Y	For	For
Corporation				2. Ratification of the appointment of Deloitte & Touche LLP, an independent registered public accounting firm, as the company’s independent auditors for the fiscal year ending September 30, 2007.	Issuer	Y	For	For

Landauer, Inc.	LDR	51476K103	2/8/2007	1. Election of Directors	Issuer	Y	For	For
				2. Ratify the appointment of PricewaterhouseCoopers LLP as independent registered public accounting firm of the company.	Issuer	Y	For	For
CLARCOR Inc.	CLC	179895107	3/26/2007	1. Election of Directors	Issuer	Y	For	For
				2. Adoption of the CLARCOR value added incentive plan.	Issuer	Y	For	For
IDEX	IEX	45167R104	4/3/2007	1. Election of Directors	Issuer	Y	For	For
Corporation				2. Approval of Deloitte & Touche LLP as auditors of the company.	Issuer	Y	For	For
Cognex	CGNX	192422103	4/18/2007	1. Election of Directors	Issuer	Y	For	For
Corporation				2. Approval of Cognex Corporation 2007 stock option and incentive plan.	Issuer	Y	For	For
Invitrogen	IVGN	46185R100	4/19/2007	1. Election of Directors	Issuer	Y	For	For
Corporation				2. Ratification of the appointment of Ernst & Young LLP as independent auditors of the company for fiscal year 2007.	Issuer	Y	For	For
Polaris	PII	731068102	4/19/2007	1. Election of Directors	Issuer	Y	For	For
Industries Inc.				2. Approval of the Polaris Industries Inc. 2007 omnibus incentive plan.	Issuer	Y	For	For
Graco Inc.	GGG	384109104	4/20/2007	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of the appointment of Deloitte & Touche LLP as the independent registered public accounting firm.	Issuer	Y	For	For
				3. Approval of the executive officer annual incentive bonus plan.	Issuer	Y	For	For
Bio-Rad	BIO	090572207	4/24/2007	1. Election of Directors	Issuer	Y	For	For
Laboratories, Inc.				2. Ratify the selection of Deloitte & Touche LLP to serve as the company’s independent auditors.	Issuer	Y	For	For
				3. Approve the Bio-Rad Laboratories, Inc. 2007 incentive award plan.	Issuer	Y	For	For
Noble	NE	G65422100	4/26/2007	1. Election of Directors	Issuer	Y	For	For
Corporation				2. Approval of the appointment of PricewaterhouseCoopers LLP as independent auditors for 2007.	Issuer	Y	For	For

Franklin Electric	FELE	353514102	4/27/2007	1. Election of Directors	Issuer	Y	For	For
Co., Inc.				2. Approval of an amendment to the company’s restated articles of incorporation to increase the number of shares of authorized common stock.	Issuer	Y	For	For
				3. Ratify the appointment of Deloitte & Touche LLP as the company’s independent registered public accounting firm for the 2007 fiscal year.	Issuer	Y	For	For
Manpower Inc.	MAN	56418H100	5/2/2007	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of Deloitte & Touche LLP as independent auditors for 2007.	Issuer	Y	For	For
				3. Approval of the Manpower corporate senior management annual incentive plan.	Issuer	Y	For	For
				4. Proposal regarding implementation of the MacBride Principles in Northern Ireland.	Shareholder	Y	Against	For
Helix Energy Solutions Group, Inc.	HLX	42330P107	5/7/2007	1. Election of Directors	Issuer	Y	For	For
Lincare	LNCR	532791100	5/7/2007	1. Election of Directors	Issuer	Y	For	For
Holdings Inc.				2. Approval of the company’s 2007 stock plan.	Issuer	Y	For	For
				3. Shareholder proposal - board diversity.	Shareholder	Y	Against	For
Charles River	CRL	159864107	5/8/2007	1. Election of Directors	Issuer	Y	For	For
Laboratories International, Inc.				2. Appprove the company’s 2007 incentive plan authorizing the issuance of up to 6,300,000 shares of common stock.	Issuer	Y	For	For
				3. Ratify the appointment of PricewaterhouseCoopers LLP as the company’s independent registered public accountants for the fiscal year ending December 29, 2007.	Issuer	Y	For	For
HNI	HNI	404251100	5/8/2007	1. Election of Directors	Issuer	Y	For	For
Corporation				2. Approval of amendments to the articles of incorporation to eliminate supermajority shareholder voting requirements.	Issuer	Y	For	For
				3. Approval of the HNI Corporation 2007 stock-based compensation plan.	Issuer	Y	For	For

				4. Approval of the 2007 equity plan for non-employee directors of HNI Corporation.	Issuer	Y	For	For
				5. Ratify the audit committee’s selection of PricewaterhouseCoopers LLP as the corporation’s independent registered public accountant for 2007.	Issuer	Y	For	For
O’Reilly	ORLY	686091109	5/8/2007	1. Election of Directors	Issuer	Y	For	For
Automotive, Inc.				2. Ratification of appointment of Ernst & Young LLP as independent auditors.	Issuer	Y	For	For
Heartland Express, Inc.	HTLD	422347104	5/10/2007	1. Election of Directors	Issuer	Y	For	For
Brown & Brown, Inc.	BRO	115236101	5/16/2007	1. Election of Directors	Issuer	Y	For	For
AmSurg Corp.	AMSG	03232P405	5/17/2007	1. Election of Directors	Issuer	Y	For	For
				2. Approval of the amendments to the AmSurg Corp. 2006 stock incentive plan.	Issuer	Y	For	For
				3. Ratification of the appointment of Deloitte & Touche LLP as the company’s independent registered public accounting firm for fiscal 2007.	Issuer	Y	For	For
The First	FAF	318522307	5/24/2007	1. Election of Directors	Issuer	Y	For	For
American Corporation				2. Ratification of the selection of PricewaterhouseCoopers LLP as the company’s independent registered public accounting firm for 2007.	Issuer	Y	For	For
Knight	KNX	499064103	5/24/2007	1. Election of Directors	Issuer	Y	For	For
Transportation, Inc.				2. Approve Knight Transportation, Inc. second amended and restated articles of incorporation.	Issuer	Y	For	For
				3. Ratify Deloitte & Touche LLP as the company’s independent registered public accounting firm for fiscal 2007.	Issuer	Y	For	For
Sandisk	SNDK	80004C101	5/24/2007	1. Election of Directors	Issuer	Y	For	For
Corporation				2. Ratify the appointment of Ernst & Young LLP as the company’s independent registered public accounting firm for the fiscal year ending December 30, 2007.	Issuer	Y	For	For

				3. Shareholder proposal regarding performance-vesting shares.	Shareholder	Y	Against	For
Zebra	ZBRA	989207105	5/24/2007	1. Election of Directors	Issuer	Y	For	For
Technologies Corporation				2. Ratify Ernst & Young LLP as independent auditors.	Issuer	Y	For	For
CDW	CDWC	12512N105	6/5/2007	1A. Election of nominee: Michelle L. Collins	Issuer	Y	For	For
Corporation				1B. Election of nominee: Casey G. Cowell	Issuer	Y	For	For
				1C. Election of nominee: John A. Edwardson	Issuer	Y	For	For
				1D. Election of nominee: Daniel S. Goldin	Issuer	Y	For	For
				1E. Election of nominee: Thomas J. Hansen	Issuer	Y	For	For
				1F. Election of nominee: Donald P. Jacobs	Issuer	Y	For	For
				1G. Election of nominee: Stephan A. James	Issuer	Y	For	For
				1H. Election of nominee: Michael P. Krasny	Issuer	Y	For	For
				1I. Election of nominee: Terry L. Lengfelder	Issuer	Y	For	For
				1J. Election of nominee: Susan D. Wellington	Issuer	Y	For	For
				1K. Election of nominee: Brian E. Williams	Issuer	Y	For	For
				2. Ratification of the audit committee’s selection of PricewaterhouseCoopers LLP as CDW’s independent registered public accounting firm for 2007.	Issuer	Y	For	For
CarMax, Inc.	KMX	143130102	6/26/2007	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of the selection of KPMG LLP as independent registered public accounting firm.	Issuer	Y	For	For
				3. Approval of the Carmax, Inc. annual performance-based bonus plan, as amended and restated.	Issuer	Y	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FPA Perennial Fund, Inc.

By (Signature and Title)*	/s/ J. Richard Atwood, Treasurer

Date	7/31/07

* Print the name and title of each signing officer under his or her signature.